Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 147,179	$ 119,277
Non-current assets	722,099	719,786
Total assets	869,278	839,063
Liabilities
Current liabilities	161,034	109,484
Non-current liabilities	429,781	481,136
Total liabilities	590,815	590,620
Investments in affiliates and joint ventures	55,974	46,263
Equity method investments
Assets
Current assets	118,371	55,887
Non-current assets	42,406	43,020
Total assets	160,777	98,907
Liabilities
Current liabilities	82,926	27,772
Non-current liabilities	21,877	24,872
Total liabilities	104,803	52,644
Investments in affiliates and joint ventures	$ 55,974	$ 46,263